STOCKHOLDERS' EQUITY (Details) - USD ($) $ in Millions			12 Months Ended
	Apr. 25, 2019	Jun. 30, 2017	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit from compensation expense			$ 7.5	$ 12.9	$ 15.6
Payment for repurchase of common stock				$ 25.8
Cash distribution made to members		$ 250.0
Additional equity-based compensation expense due to plan modification					2.4
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares repurchased (in shares)				3,671,621
Phantom units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted during period (in shares)			600,000
Aggregate grant date fair value of phantom units			$ 20.0
Equity-based compensation expense			28.9	$ 47.7	$ 45.9
Compensation cost not yet recognized			$ 30.2
Number of units unvested remaining (in shares)			900,000
Period for recognition of unrecognized compensation cost			2 years
Fair value of vested units during period			$ 29.3
Phantom units | Incentive units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units received upon vesting (in shares)			1
Phantom units | Investor incentive units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units received upon vesting (in shares)			1
Phantom units, newly issued
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted during period (in shares)			400,000
Phantom units, previously issued
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted during period (in shares)					200,000
Time-based phantom units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted during period (in shares)			300,000
Performance-based phantom units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted during period (in shares)			100,000
President and Chief Executive Officer | Phantom units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate grant date fair value of phantom units	$ 10.8
Equity-based compensation expense			$ 3.9
Compensation cost not yet recognized			$ 6.9
Period for recognition of unrecognized compensation cost			4 years
Award vesting period	5 years
Percent of award with unestablished annual performance targets excluded from fair value granted	40.00%
President and Chief Executive Officer | Phantom Share Units PSU, Based On Service Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting rights	50.00%
President and Chief Executive Officer | Phantom Share Units PSU, Based On Service Period And Performance Based Threshold
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting rights	50.00%